UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2009

Check here if Amendment []; Amendment Number:

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RELATIVE VALUE PARTNERS, LLC
           -----------------------------------------------------

Address:   1033 SKOKIE BLVD., SUITE 470, NORTHBROOK, IL 60062
           -----------------------------------------------------

Form 13F File Number: 028-12229
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   MAURY FERTIG
        -------------------------
Title:  MANAGING MEMBER
        -------------------------
Phone:  847-513-6300
        -------------------------

Signature, Place, and Date of Signing:

/s/ MAURY FERTIG                       NORTHBROOK, IL                8/12/2009
---------------------                  --------------                ----------
     [Signature]                        [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            83
                                         ------------
Form 13F Information Table Value Total:       228,980
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                                               FORM 13F INFORMATION TABLE

                                                          VALUE     SHARES/ SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP      (x $1000)  RN AMT PRN CALL DSCRETN MANAGERS       SOLE
---------------------------  --------------    ---------  --------- ------- --- ---- ------- -------- ----------------
ADVENT CLAYMORE ENH GRW& IN   COM               00765E104      859    94665  SH       SOLE     NONE      94665
ALLIANZ SE                    SP ADR 1/10 SH    018805101       92    10000  SH       SOLE     NONE      10000
ANTHRACITE CAP INC	      COM	        037023108        9    14420  SH       SOLE     NONE      14420
AT&T INC                      COM               00206R102      254    10216  SH       SOLE     NONE      10216
BANCROFT FUND LTD 	      COM	        059695106     2043   159327  SH       SOLE     NONE     159327
BANK OF AMERICA CORP          COM	        060505104      409    30990  SH       SOLE     NONE      30990
BERKSHIRE HATHAWAY INC DEL    CL B	        084670207      394      136  SH       SOLE     NONE        136
BLACKROCK BROAD INVT GRD 200  COM               09247Q106      207    17920  SH       SOLE     NONE      17920
BLACKROCK DEFINED OPPRTY CR   COM               09255Q105      849    83553  SH       SOLE     NONE      83553
BLACKROCK DIVID ACHIEVRS TM   COM	        09250N107      104    14200  SH       SOLE     NONE      14200
BLACKROCK FLA MUN 2020 TERM   COM SHS           09250M109      582    49254  SH       SOLE     NONE      49254
BLACKROCK INSD MUN TERM TR    COM	        092474105     8330   809525  SH       SOLE     NONE     809525
BLACKROCK MUNIHLDNGS INS INV  COM	        09254P108     2695   237245  SH       SOLE     NONE     237245
BLACKROCK MUNIYIELD QUALITY   COM	        09254G108      130    12600  SH       SOLE     NONE      12600
BLACKROCK REAL ASSET EQUITY   COM	        09254B109      209    23500  SH       SOLE     NONE      23500
BLACKROCK STRAT DIVD ACHIEVE  COM	        09249Y107     3071   413888  SH       SOLE     NONE     413888
CHEVRON CORP NEW 	      COM	        166764100      703    10618  SH       SOLE     NONE      10618
CHUBB CORP                    COM               171232101      399    10000  SH       SOLE     NONE      10000
COHEN STEERS ADV INC RLTY     COM	        19247W102       67    18319  SH       SOLE     NONE      18319
CONOCOPHILLIPS                COM               20825C104      370     8800  SH       SOLE     NONE       8800
DEFINED STRATEGY FD INC	      COM	        24476Y100     1958   207805  SH       SOLE     NONE     207805
DWS GLOBAL COMMODITIES STK    COM	        23338Y100     5765   813127  SH       SOLE     NONE     813127
EATON VANCE DUR INCOME        COM	        27828H105     1929   150583  SH       SOLE     NONE     150583
EATON VANCE TAX MNG GBL DV    COM	        27829F108     1471   136372  SH       SOLE     NONE     136372
EATON VANCE TX ADV GLBL DIV   COM	        27828S101      122    11400  SH       SOLE     NONE      11400
EATON VANCE TXMGD GL BUYWR    COM	        27829C105     2880   240583  SH       SOLE     NONE     240583
ELLSWORTH FUND LTD	      COM               289074106     7564  1378563  SH       SOLE     NONE    1378563
GABELLI GLOBAL DEAL FD        COM SBI	        36245G103    11583   852341  SH       SOLE     NONE     852341
INSURED MUN INCOME FD	      COM	        45809F104      349    28345  SH       SOLE     NONE      28345
ISHARES TR	              RUSSELL 2000      464287655     4992    97736  SH       SOLE     NONE      97736
ISHARES TR                    IBOXX INV CPBD    464287242     1274    12700  SH       SOLE     NONE      12700
ISHARES TR	              BARCLYS US AGG    464287226      769     7525  SH       SOLE     NONE       9375
ISHARES TR	              MSCI EAFE IDX     464287465      392     8564  SH       SOLE     NONE       8564
ISHARES TR                    S&P 100 IDX FD    464287101      248     5755  SH       SOLE     NONE       5755
JOHN BEAN TECHNOLOGIES CORP   COM	        477839104      207    16500  SH       SOLE     NONE      16500
JOHNSON & JOHNSON             COM               478160104      265     4664  SH       SOLE     NONE       4664
LIBERTY ALL STAR EQUITY FD    SH BEN INT        530158104    10355  2992879  SH       SOLE     NONE    2992879
LINCOLN NATL CORP IND         COM               534187109      192    11166  SH       SOLE     NONE      11166
LMP CAP & INCOME FD INC       COM               50208A102     4792   557186  SH       SOLE     NONE     557186
LOEWS CORP	              COM	        540424108      827    30200  SH       SOLE     NONE      30200
MBIA CAP CLAYMORE MNG DUR     COM               55266X100      988    89847  SH       SOLE     NONE      89847
MFS CHARTER INCOME TR	      SH BEN INT        552727109     5165   632945  SH       SOLE     NONE     632945
MFS INTER INCOME TR           SH BEN INT        55273C107    17820  2699969  SH       SOLE     NONE    2699969
MFS MULTIMARKET INCOME TR     SH BEN INT        552737108     8166  1425088  SH       SOLE     NONE    1425088
MICROSOFT CORP		      COM	        594918104      297    12500  SH       SOLE     NONE      12500
MORGAN STANLEY HIGH YIELD FD  COM	        61744M104       79    17415  SH       SOLE     NONE      17415
NEUBERGER BERMAN CA INT MUN   COM               64123C101      134    11196  SH       SOLE     NONE      11196
NEUBERGER BERMAN DIV ADVANT   COM	        64127J102      113    15131  SH       SOLE     NONE      15131
NEUBERGER BERMAN INTER MUNI   COM	        64124P101      318    25406  SH       SOLE     NONE      25406
NEW GERMANY FD INC	      COM	        644465106       91    10638  SH       SOLE     NONE      10638
NFJ DIVID INT & PREM STRTGY   COM SHS	        65337H109    10148   857097  SH       SOLE     NONE     857097
NUVEEN CORE EQUITY ALPHA FUND COM	        67090X107     1196   123012  SH       SOLE     NONE     123012
NUVEEN EQTY PRM OPPORUNTY FD  COM	        6706EM102     9857   894472  SH       SOLE     NONE     894472
NUVEEN EQUITY PREM & GROWTH   COM	        6706EW100     1030    89933  SH       SOLE     NONE      89933
NUVEEN FLA QUALITY INCOME MU  COM	        670978105     4345   359663  SH       SOLE     NONE     359663
NUVEEN FLOATING RATE INCOME   COM               67072T108      423    55208  SH       SOLE     NONE      55208
NUVEEN INSD DIVID ADVANTAGE   COM               67071L106      139    10812  SH       SOLE     NONE      10812
NUVEEN INSD PREM INCOME MUN   COM	        6706D8104      118    10500  SH       SOLE     NONE      10500
NUVEEN MULTI STRAT INC GR FD  COM SHS	        67073D102     1534   267205  SH       SOLE     NONE     267205
NUVEEN MUN MKT OPPORTUNITY    COM	        67062W103      337    28226  SH       SOLE     NONE      28226
NUVEEN NY SELECT QUALITY MUN  COM	        670976109      275    22517  SH       SOLE     NONE      22517
NUVEEN PERFORMANCE PLUS MUN   COM	        67062P108      189    14800  SH       SOLE     NONE      14800
PFIZER INC                    COM               717081103      182    12150  SH       SOLE     NONE      12150
PROSHARES TR                  PSHS ULSHT SP500	74347R883     4011    72494  SH       SOLE     NONE      72494
PROVIDENT ENERGY TR 	      TR UNIT	        74386K104	52    10500  SH       SOLE     NONE      10500
PUTNAM MANAGED MUN INCM TR    COM	        746823103     5090   872993  SH       SOLE     NONE     872993
PUTNAM MUN OPPORTUNITES TR    SH BEN INT	746922103    10010  1016198  SH       SOLE     NONE    1016198
PUTNAM PREMIER INCOME TR      SH BEN INT	746853100     9653  1935598  SH       SOLE     NONE    1935598
REGIONS FINANCIAL CORP NEW    COM               7591EP100      105    26000  SH       SOLE     NONE      26000
S & P 500 GEARED FD INC       COM	        78381R105      427    41453  SH       SOLE     NONE      41453
SELECT SECTOR SPDR TR         SBI INT-TECH      81369Y803     8263   453765  SH       SOLE     NONE     453765
SELECT SECTOR SPDR TR 	      SBI INT-ENERGY    81369Y506     6776   141010  SH       SOLE     NONE     141010
SELECT SECTOR SPDR TR 	      SBI INT-UTILS     81369Y886      234     8400  SH       SOLE     NONE       8400
SPDR SERIES TRUST 	      BRCLYS MUNI ETF   78464A458      222    10081  SH       SOLE     NONE      10081
SUNAMERICA FCSED ALPHA GRW    COM	        867037103     6192   631808  SH       SOLE     NONE     631808
SUNAMERICA FOCUSE ALPHA LC    COM	        867038101     3097   312099  SH       SOLE     NONE     312099
UNITED STATES OIL FUND LP     UNITS	        91232N108      303     8000  SH       SOLE     NONE       8000
VANGUARD INDEX FDS 	      STK MRK ETF       922908769    15602   337205  SH       SOLE     NONE     337205
VERIZON COMMUNICATIONS INC    COM               92343V104      215     6984  SH       SOLE     NONE       6984
WELLS FARGO & CO NEW          PERP PFD CNV A    949746804      714      910  SH       SOLE     NONE        910
WESTERN ASSET EMRG MKT DEBT   COM	        95766A101     7756   530165  SH       SOLE     NONE     530165
WESTERN ASSET INTM MUNI FD    COM	        958435109     1411   169992  SH       SOLE     NONE     169992
ZWEIG TOTAL RETURN FD INC     COM	        989837109     6194  1843310  SH       SOLE     NONE    1843310
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